Initial Public Offering - Additional Information (Detail)	Feb. 05, 2021 $ / shares shares
Sale of stock issue price per share | $ / shares	$ 10.00
IPO [Member]
Stock shares issued during the period shares | shares	20,000,000
Sale of stock issue price per share | $ / shares	$ 10.00
Over-Allotment Option [Member]
Stock shares issued during the period shares | shares	2,500,000
Public Warrants [Member]
Common stock, conversion basis	one Public Share and one-third of one Public Warrant
Exercise price of warrants or rights | $ / shares	$ 0.88
Public Warrants [Member] | Class A Common Stock [Member]
Number of shares entitlement per warrant | shares	1
Exercise price of warrants or rights | $ / shares	$ 11.50
Public Warrants [Member] | IPO [Member]
Stock shares issued during the period shares | shares	20,000,000
Sale of stock issue price per share | $ / shares	$ 10.00
Public Warrants [Member] | Over-Allotment Option [Member]
Stock shares issued during the period shares | shares	2,500,000